UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10325

VANECK VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, N.Y.	10017
(Address of principal executive offices)	(Zip code)

John J. Crimmins

Treasurer & Chief Financial Officer

VanEck Vectors ETF Trust

666 Third Avenue

New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments

High Income MLP ETF

Schedule of Investments

August 31, 2016 (Unaudited)

Number of Shares		Value

MASTER LIMITED PARTNERSHIPS — 99.3%

Energy — 76.4%
262,348	Alliance Holdings GP	$6,574,441
294,815	Alliance Resource Partners	6,011,278
337,298	Archrock Partners	5,072,962
264,797	Black Stone Minerals	4,289,711
259,640	Calumet Specialty Products Partners	1,446,195
151,766	CrossAmerica Partners	3,945,916
174,152	Enviva Partners	4,435,651
221,656	GasLog Partners	4,397,655
273,765	Global Partners	4,150,277
257,712	Golar LNG Partners	5,004,767
224,059	KNOT Offshore Partners	4,171,979
456,806	NGL Energy Partners	8,286,461
113,124	Sunoco	3,368,833
436,710	Transocean Partners	4,912,987
331,935	USA Compression Partners	5,480,247
		71,549,360
Materials — 9.6%
145,180	Ciner Resources	4,208,768
203,835	Westlake Chemical Partners	4,743,241
		8,952,009
Utilities — 13.3%
87,418	AmeriGas Partners	4,006,367
210,434	Ferrellgas Partners	4,246,558
126,415	Suburban Propane Partners	4,190,657
		12,443,582
Total Master Limited Partnerships (Cost $100,625,084)		$92,944,951
Other assets less liabilities: 0.7%		677,922
NET ASSETS: 100.0%		$93,622,873

GP - General Partner

Summary of Investments by Sector	% of Investments	Value
Energy	77.0%	$71,549,360
Materials	9.6%	8,952,009
Utilities	13.4%	12,443,582
	100.0%	92,944,951

As of August 31, 2016, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

There have been no transfers between levels during the period ended August 31, 2016.

See Notes to Schedules of Investments

High Income Infrastructure MLP ETF

Schedule of Investments

August 31, 2016 (Unaudited)

Number of Shares		Value

MASTER LIMITED PARTNERSHIPS — 98.6%

Energy — 98.6%
42,178	Antero Midstream Partners	$1,162,426
83,295	Columbia Pipeline Partners	1,130,313
110,310	Crestwood Equity Partners	2,294,448
40,554	DCP Midstream Partners	1,328,955
60,641	Enbridge Energy Partners	1,410,510
137,046	Energy Transfer Equity	2,453,123
37,449	Energy Transfer Partners	1,495,713
92,079	EnLink Midstream Partners	1,625,194
14,522	Equities Midstream Partners	1,141,574
33,887	Genesis Energy	1,212,816
31,793	Holly Energy Partners	1,034,226
54,561	Martin Midstream Partners	1,081,399
37,291	MPLX	1,235,451
26,199	NuStar Energy	1,257,552
34,087	ONEOK Partners	1,320,871
46,124	Plains All American Pipeline	1,294,240
126,088	Plains GP Holdings, Cl A	1,434,881
21,743	Spectra Energy Partners	992,133
67,975	Summit Midstream Partners	1,700,735
42,246	Sunoco Logistics Partners	1,250,482
59,857	Tallgrass Energy GP, Cl A	1,392,872
27,876	Tallgrass Energy Partners	1,284,526
23,945	Tesoro Logistics	1,148,402
25,269	Western Gas Partners	1,271,536
54,297	Williams Partners	2,068,716

Total Master Limited Partnerships (Cost $36,705,936)		$35,023,094
Other assets less liabilities: 1.4%		512,624
NET ASSETS: 100.0%		$35,535,718

Cl — Class

GP — General Partner

Summary of Investments by Sector	% of Investments	Value
Energy	100.0%	$35,023,094

As of August 31, 2016, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

There have been no transfers between levels during the period ended August 31, 2016.

See Notes to Schedules of Investments

VanEck Vectors ETF Trust

Notes to Schedules of Investments

August 31, 2016 (Unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of VanEck Associates Corporation, the Adviser. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Income Taxes–As of August 31, 2016, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
High Income MLP ETF	$101,061,749	$6,323,798	$(14,440,596)	$(8,116,798)
High Income Infrastructure MLP ETF	36,705,936	2,706,336	(4,389,178)	(1,682,842)

Item 2.  Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240. 13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck Vectors ETF Trust

Date: October 24, 2016

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: October 24, 2016